Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (19,862)	$ (14,311)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	701	599
Interest (income) expenses	(31)	2
Net changes in operating leases	(266)	(48)
Interest expenses on finance lease		(2)
Exchange losses on cash and cash equivalents and restricted cash	141	35
Changes in accrued liability for employee rights upon retirement	27	(5)
Share-based compensation	2,058	884
Changes in operating assets and liabilities:
Decrease in other current assets and long-term prepaid expenses	191	421
Decrease in trade receivables		129
Increase (decrease) in accounts payable:
Trade	(995)	527
Other (including other non-current liability)	160	621
Decrease in deferred revenue	(176)	(325)
Net cash used in operating activities	(18,052)	(11,473)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(843)	(406)
Investment in short-term bank deposits	(3,000)	(25,108)
Maturity of short-term bank deposits	15,108	17,085
Net cash (used in) provided by investing activities	11,265	(8,429)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares and warrants		31,921
Issuance costs		(2,202)
Proceeds from issuance of ordinary shares subject to possible redemption		1,598
Proceeds from exercised warrants		7,048
Finance lease payments		(104)
Net cash provided by financing activities		38,261
(DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(6,787)	18,359
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF PERIOD	22,348	13,697
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(141)	(35)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	15,420	32,021
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Right of use assets obtained in exchange for new operating lease liabilities		230
Purchase of property and equipment in payables	(11)
RECONCILIATION OF CASH, CASH EQUIVALENTS, AND RESTRICTED CASH REPORTED IN THE STATEMENT OF FINANCIAL POSITION
Cash and cash equivalents	15,060	31,660
Restricted bank deposits included in non-current assets	360	361
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	15,420	32,021
SUPPLEMENTARY DISCLOSURE ON CASH FLOWS
Reclassification of ordinary shares subject to possible redemption into ordinary shares	1,598
Interest received	86	66
Interest paid		$ (2)